INCOME TAXES - Schedule Of components of income tax expense benefit (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
INCOME TAXES
Current income tax benefit (expense)	$ (236,021)	$ (11,175)
Total expense for income taxes	$ (236,021)	$ (11,175)	$ (738)